Operating segment and geographic information	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Operating segment and geographic information
28.	Operating segment and geographic information

All airports provide similar services to their customers as described in Note 20.

The elimination of the investment of the Company in its subsidiaries is included under “Eliminations” along with any intersegment revenues and other significant intercompany operations.

The following are the results, assets and liabilities by segments for the years ended December 31, 2019, 2020 and 2021:

December 31, 2019	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,978,617	Ps.	1,568,297	Ps.	1,183,610	Ps.	1,364,746	Ps.	1,512,164	Ps.	337,380	Ps.	584,650	Ps.	1,018,256	Ps.	10,547,720	Ps.	—	Ps.	—	Ps.	10,547,720
Non-aeronautical services		938,445		454,098		455,699		787,424		585,325		97,696		180,327		265,282		3,764,296		7,203		—		3,771,500
Improvements to concession assets		858,807		300,221		57,697		299,155		136,363		3,332		32,853		218,371		1,906,801		—		—		1,906,801
Total revenues		4,775,869		2,322,617		1,697,007		2,451,326		2,233,853		438,408		797,829		1,501,910		16,218,818		7,203		—		16,226,021
Total intersegment revenues		—		—		—		—		—		—		—		—		—		5,262,241		(5,262,241)		—
Income from operations		2,599,316		1,274,902		1,051,669		1,397,328		629,027		191,079		477,123		350,253		7,970,697		5,282,882		(5,236,341)		8,017,238
Interest income		113,495		53,684		47,959		45,703		13,191		12,090		21,019		56,800		363,942		1,292,797		(990,910)		665,829
Interest expense		(274,257)		(162,628)		(75,298)		(173,132)		(145,597)		(57,245)		(54,132)		(111,549)		(1,053,838)		(1,362,817)		990,910		(1,425,746)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		(149,770)		—		(149,770)
Depreciation and amortization for the year		(346,586)		(206,982)		(156,383)		(234,670)		(85,851)		(100,403)		(390,394)		(210,357)		(1,731,627)		(44,511)		—		(1,776,137)
Share of gain of associate		—		—		—		—		—		—		—		—		—		79		—		79
Income before income taxes		2,423,349		1,159,190		1,010,897		1,261,254		495,171		140,027		440,450		294,655		7,224,994		5,357,532		(5,236,341)		7,346,185
Income taxes expense		(649,761)		(185,555)		(273,431)		(359,996)		(124,228)		(26,013)		(132,118)		(72,356)		(1,823,460)		(67,983)		—		(1,891,443)
Total assets		10,038,163		6,155,593		3,941,917		4,445,521		2,372,006		1,707,357		1,653,964		4,759,366		35,073,888		39,969,627		(33,465,711)		41,577,804
Total liabilities		4,091,482		2,261,268		1,334,263		2,706,406		2,102,386		767,297		774,619		1,809,866		15,847,585		16,927,461		(11,866,923)		20,908,361

Investments in associates		—		—		—		—		—		—		—		—		—		114		—		114
Net cash flows provided by operations activities		2,295,782		1,322,659		984,410		1,299,232		841,232		248,261		490,864		469,505		7,951,945		301,883		(89,772)		8,164,057
Net cash flow used in investing activities		(986,532)		(341,155)		(69,382)		(343,198)		(211,385)		(42,913)		(69,230)		(156,943)		(2,220,737)		3,624,786		(3,990,143)		(2,586,095)
Net cash flow used in financing activities		(1,750,155)		(703,256)		(824,218)		(802,640)		(633,251)		(197,367)		(352,970)		(63,433)		(5,327,291)		(2,894,381)		3,990,143		(4,231,529)
Additions to non-current as assets		6,252,492		3,845,105		2,263,519		3,052,248		5,548,992		1,051,047		942,924		2,676,181		25,632,508		924,182		—		26,556,690

December 31, 2020	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,103,574	Ps.	1,192,187	Ps.	776,424	Ps.	970,979	Ps.	695,879	Ps.	204,650	Ps.	338,633	Ps.	943,416	Ps.	7,225,742	Ps.	—	Ps.	—	Ps.	7,225,742
Non-aeronautical services		591,789		335,419		266,442		460,981		327,158		64,609		113,826		283,941		2,444,164		3,889		—		2,448,053
Improvements to concession assets		614,479		681,755		67,026		339,231		138,768		19,329		36,334		295,656		2,192,578		—		—		2,192,578
Total revenues		3,309,842		2,209,361		1,109,892		1,771,191		1,161,805		288,588		488,793		1,523,013		11,862,484		3,889		—		11,866,373
Total intersegment revenues		—		—		—		—		—		—		—		—		—		2,310,159		(2,310,159)		—
Income from operations		1,472,456		802,056		526,761		756,630		(88,901)		57,770		216,044		(34,634)		3,708,182		2,242,786		(2,130,979)		3,819,989
Interest income		82,881		59,945		32,073		40,141		3,515		8,056		13,801		42,052		282,465		1,307,727		(1,179,680)		410,512
Interest expense		(360,772)		(242,125)		(95,133)		(210,825)		(172,033)		(52,001)		(57,199)		(432,582)		(1,622,670)		(1,071,260)		1,179,680		(1,514,250)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		(41,808)		—		(41,808)
Depreciation and amortization for the year		(368,964)		(254,634)		(168,580)		(265,581)		(82,736)		(71,971)		(502,568)		(229,764)		(1,944,799)		(55,562)		—		(2,000,361)
Share of gain of associate		—		—		—		—		—		—		—		—		—		3		—		3
Income before income taxes		1,166,564		738,185		461,532		573,594		472,986		25,433		167,981		(72,311)		3,533,964		982,786		(2,130,980)		2,385,770
Income taxes expense		(231,777)		(118,685)		(88,272)		(129,196)		112,801		12,801		(20,990)		19,005		(444,314)		(22,753)		—		(467,067)
Total assets		13,416,487		8,588,502		4,960,588		6,081,823		2,780,014		1,803,045		2,072,069		5,318,795		45,021,323		51,516,861		(45,177,011)		51,361,173
Total liabilities		6,535,424		4,074,668		1,979,551		3,898,207		2,508,470		824,734		1,045,571		1,070,885		21,937,510		26,911,814		(20,340,934)		28,508,390
Investments in associates		—		—		—		—		—		—		—		—		—		35		—		35
Net cash flows provided by operations activities		828,257		(1,627,427)		332,206		447,952		182,849		5,988		102,755		181,454		454,034		3,180,663		(68,130)		3,566,567
Net cash flow used in investing activities		(892,866)		(764,151)		(215,636)		(424,313)		(209,415)		(34,166)		(86,038)		(447,570)		(3,074,155)		(1,455,336)		1,311,800		(3,217,691)
Net cash flow used in financing activities		2,615,782		1,854,276		790,233		1,337,678		534,214		97,698		334,391		618,594		8,182,866		(582,639)		(1,311,800)		6,288,427
Additions to non-current as assets		6,796,625		4,394,890		2,335,994		3,245,723		5,700,583		1,040,121		968,483		3,054,931		27,537,350		16,065,198		—		43,602,548

December 31, 2021	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	3,296,419	Ps.	1,944,451	Ps.	1,336,177	Ps.	2,003,087	Ps.	1,004,076	Ps.	341,493	Ps.	570,402	Ps.	1,487,850	Ps.	11,983,954	Ps.	—	Ps.	—	Ps.	11,983,954
Non-aeronautical services		783,252		431,706		389,823		839,580		454,519		70,135		131,977		343,913		3,444,905		217,536		—		3,662,441
Improvements to concession assets		1,463,854		876,292		285,667		520,812		93,205		17,148		8,947		102,587		3,368,511		—		—		3,368,511
Total revenues		5,543,525		3,252,448		2,011,667		3,363,479		1,551,800		428,776		711,326		1,934,351		18,797,372		217,535		—		19,014,906
Total intersegment revenues		-		-		-		-		-		-		-		-		-		5,669,325		(5,669,325)		—
Income from operations		2,614,203		1,496,257		1,082,157		1,961,757		406,256		155,692		416,623		293,711		8,426,655		6,099,861		(5,669,325)		8,857,192
Interest income		85,209		45,691		32,470		53,578		6,232		11,269		15,054		62,551		312,056		1,729,291		(1,621,075)		420,271
Interest expense		(529,299)		(353,044)		(130,077)		(313,234)		(161,147)		(63,217)		(70,528)		(81,172)		(1,701,717)		(1,605,897)		1,621,075		(1,686,540)
Loss on financial investment held for coverage		-		-		-		-		-		-		-		-		-		51,656		—		51,656
Depreciation and amortization for the year		(390,393)		(255,470)		(176,563)		(261,466)		(86,642)		(74,653)		(476,300)		(218,049)		(1,939,536)		(111,002)		—		(2,050,539)
Share of gain of associate		-		-		-		-		-		-		-		-		-		1		—		1
Income before income taxes		2,228,136		1,199,952		1,017,326		1,754,654		487,332		111,711		377,149		297,886		7,474,146		6,024,442		(5,669,325)		7,829,263
Income taxes expense		(543,421)		(139,062)		(227,123)		(481,674)		49,911		247		(86,781)		(117,711)		(1,545,614)		(239,932)		—		(1,785,546)
Total assets		14,067,167		9,152,856		5,529,201		6,884,814		2,938,320		1,877,408		1,904,465		6,030,099		48,384,330		52,475,232		(45,536,476)		55,323,085
Total liabilities		9,342,510		5,975,158		3,198,249		5,465,234		2,494,668		1,067,543		1,187,783		1,964,209		30,695,355		29,082,250		(24,883,120)		34,894,485
Investments in associates		-		-		-		-		-		-		-		-		-		34		—		34
Net cash flows provided by operations activities		3,082,428		3,080,746		1,298,955		2,326,916		799,786		296,118		512,406		632,890		12,030,246		(840,512)		(94,289)		11,095,446
Net cash flow used in investing activities		(1,961,546)		(971,466)		(392,886)		(758,682)		(208,497)		(62,412)		(87,309)		(328,445)		(4,771,243)		(198,065)		—		(4,969,308)
Net cash flow used in financing activities		(2,571,291)		(1,512,134)		(894,687)		(1,572,262)		(329,444)		(212,676)		(652,150)		4,775		(7,739,869)		388,344		—		(7,351,525)
Additions to non-current as assets		8,549,694		5,363,861		2,676,621		3,828,149		5,751,567		1,073,645		987,253		3,290,029		31,520,818		1,084,094		—		32,604,913

Non-current assets are comprised of Machinery, equipment, Improvements to leased assets, Improvements to concession assets, Airport concessions, Rights of use of airport facilities, Other acquired rights, Right-of-use assets and Other assets.

The unrealized exchange loss, net amounts (a non-cash item) disclosed in the consolidated statements of cash flow relates mainly to Other Companies segments, and comes from bank loans denominated in foreign currency.

The amounts shown in the eliminations column relates to the intercompany transactions and balances being eliminated to arrive at consolidated figures, such as, personnel services, parking operations, income and financial expenses, equity method, investments in subsidiaries, amongst the most important.

-

Geographic information – All business units of the Company are operating in Mexico and Jamaica. The financial information presented above covers the different regions in which these airports operate. Segment revenue has been based on the geographic location of the customers and non-current segment assets were based on the location of the assets. Montego Bay and Kingston airports corresponds to the Region of Jamaica with geographic revenue of Ps.2,413,596, Ps.1,696,338 and Ps.2,201,495 during the years ended December 31, 2019, 2020 and 2021 respectively and non-current assets of Ps.5,725,684, Ps.5,864,748 and Ps.5,973,780 as of December 31, 2019, 2020 and 2021 respectively. Geographic revenue from customers located in Mexico amounted to Ps.13,812,424, Ps.10,170,035 and Ps.16,813,441 for the years ended December 31, 2019, 202 and 2021 and non-current assets physically located in Mexico totaled Ps.20,831,006, Ps.37,554,817 and Ps.30,687,386 as of December 31, 2019, 2020 and 2021 respectively. There are no revenues generated from and no non-current assets located in Spain.

-

Major Customers – The Company has no dependence on a particular customer, as 52.9%, 50.0% and 52.5% of the total revenues for 2019, 2020 and 2021, respectively, corresponds to the passenger charges that are paid by passengers upon use of the Company’s airport facilities, that is collected by the airlines to be subsequently reimbursed to the airports, and are covered by the airlines through guarantees issued in favor of the airports. Without the revenues from passenger charges that airlines collect on behalf of the Company, no one customer represents more than 10% of the consolidated revenues.

-

Major suppliers – The Company has no dependence on a specific supplier, due to, no one supplier represents more than 10% of its capital investments in productive assets and/or of the total operating costs.